Dividend Restrictions and Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Summary of Statutory Capital and Surplus
The statutory capital and surplus amounts for the years ended December 31, 2020 and 2019 and statutory net income amounts for the years ended December 31, 2020, 2019 and 2018 for our (re)insurance subsidiaries based in Bermuda, the United Kingdom, Australia, the United States and Continental Europe are summarized in the table below which includes information relating to acquisitions from the year of acquisition:

	Statutory Capital and Surplus
	Required		Actual		Statutory Income
	2020	2019	2020	2019	2020	2019	2018
Bermuda	$2,711,687	$2,138,395	$5,565,429	$4,016,663	$1,850,913	$643,683	$29,486
U.K.	803,685	837,104	1,224,208	1,532,751	43,219	154,644	(52,936)
U.S.	185,904	364,507	554,339	861,379	(67,477)	121,406	(75,005)
Europe	95,746	94,334	214,115	229,344	(983)	11,816	(17,611)
Australia	18,858	18,110	58,531	37,815	(1,722)	4,847	1,761